Exhibit 99.1

World Omni Auto Receivables Trust 2012-A

Monthly Servicer Certificate

February 29, 2016

Dates Covered
Collections Period	02/01/16 - 02/29/16
Interest Accrual Period	02/16/16 - 03/14/16
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/16	104,126,333.35	14,659
Yield Supplement Overcollateralization Amount at 01/31/16	394,748.05	0
Receivables Balance at 01/31/16	104,521,081.40	14,659
Principal Payments	7,979,138.04	617
Defaulted Receivables	192,064.43	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/16	337,069.67	0
Pool Balance at 02/29/16	96,012,809.26	14,025

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Pool Factor	10.25%

Prepayment ABS Speed	1.34%

Overcollateralization Target Amount	9,242,074.34
Actual Overcollateralization	9,242,074.34

Weighted Average APR	4.66%
Weighted Average APR, Yield Adjusted	5.23%
Weighted Average Remaining Term	21.99

Delinquent Receivables:
Past Due 31-60 days	2,228,182.28	216
Past Due 61-90 days	572,577.97	55
Past Due 91-120 days	64,120.85	10
Past Due 121+ days	0.00	0
Total	2,864,881.10	281

Total 31+ Delinquent as % Ending Pool Balance	2.98%

Recoveries	82,736.75

Aggregate Net Losses/(Gains) - February 2016	109,327.68

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	1.26%
Prior Period Net Loss Ratio	1.63%
Second Prior Period Net Loss Ratio	1.18%
Third Prior Period Net Loss Ratio	0.64%
Four Month Average	1.18%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.29%

Flow of Funds	$ Amount

Collections	8,509,852.12
Advances	(10,389.45)
Investment Earnings on Cash Accounts	3,090.21
Servicing Fee	(87,100.90)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	8,415,451.98

Distributions of Available Funds
(1) Class A Interest	53,793.85
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	8,113,524.09
(7) Distribution to Certificateholders	224,616.87
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	8,415,451.98

Servicing Fee	87,100.90
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 02/16/16	94,884,259.01
Principal Paid	8,113,524.09
Note Balance @ 03/15/16	86,770,734.92

Class A-1
Note Balance @ 02/16/16	0.00
Principal Paid	0.00
Note Balance @ 03/15/16	0.00
Note Factor @ 03/15/16	0.0000000%

Class A-2
Note Balance @ 02/16/16	0.00
Principal Paid	0.00
Note Balance @ 03/15/16	0.00
Note Factor @ 03/15/16	0.0000000%

Class A-3
Note Balance @ 02/16/16	0.00
Principal Paid	0.00
Note Balance @ 03/15/16	0.00
Note Factor @ 03/15/16	0.0000000%

Class A-4
Note Balance @ 02/16/16	75,944,259.01
Principal Paid	8,113,524.09
Note Balance @ 03/15/16	67,830,734.92
Note Factor @ 03/15/16	53.1297368%

Class B
Note Balance @ 02/16/16	18,940,000.00
Principal Paid	0.00
Note Balance @ 03/15/16	18,940,000.00
Note Factor @ 03/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	77,311.02
Total Principal Paid	8,113,524.09
Total Paid	8,190,835.11

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.85000%
Interest Paid	53,793.85
Principal Paid	8,113,524.09
Total Paid to A-4 Holders	8,167,317.94

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00
Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.0855769
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.9809988
Total Distribution Amount	9.0665757

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.4213507
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	63.5507487
Total A-4 Distribution Amount	63.9720994

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 01/31/16	34,844.80
Balance as of 02/29/16	24,455.35
Change	(10,389.45)

Reserve Account
Balance as of 02/16/16	2,310,518.58
Investment Earnings	745.83
Investment Earnings Paid	(745.83)
Deposit/(Withdrawal)	-
Balance as of 03/15/16	2,310,518.58
Change	-

Required Reserve Amount	2,310,518.58